Incentive Compensation Plans (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Incentive Compensation Plans [Abstract]
Incentive Compensation Plans
11.	Incentive Compensation Plans

Incentive Compensation Plans

The Company adopted the 2003 Stock Incentive Plan, as amended (the “2003 Plan”). The 2003 Plan provides for the granting of stock-based awards, including options and restricted stock to its employees, directors, advisers and consultants. In 2014, the 2003 Plan expired and the Company adopted the 2014 Incentive Compensation Plan (the “2014 Plan”). In connection with the Business Combination, the 2003 Plan and 2014 Plans were frozen and no further grants will be made pursuant to those plans, although all outstanding options were converted to options of the Company using the Conversion Rate applied to the number of options and original exercise price, and continue to vest based upon their original terms.

As part of the Business Combination, the shareholders of the Company adopted the 2020 Equity Incentive Plan (the “2020 Plan”) and the 2020 Employee Stock Purchase Plan (the “2020 ESPP”). The shareholders and board of directors authorized the issuance of up to 14,526,237 shares of common stock to be granted pursuant to the 2020 Plan in the form of options, restricted stock, RSU’s, stock appreciation rights, performance awards or other awards. Additionally, the shareholders and board of directors authorized the issuance of 1,452,623 shares of common stock pursuant to the 2020 ESPP. Such aggregate number of shares of common stock subject to the 2020 Plan and the 2020 ESPP will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2022 and ending on (and including) January 1, 2031, in an amount equal to four percent (for the 2020 Plan) and one percent (for the ESPP) of the total number of shares of the Company’s class 1 and class 2 common stock outstanding on December 31 of the preceding year; provided, however that the Board may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of common stock.

During the three months ended March 31, 2021, no shares were granted or issued pursuant to the 2020 ESPP, but the Company granted an aggregate of 8,114,196 stock options (including 462,596 under the 2014 Plan and 7,651,600 under the 2020 Plan), with weighted average exercise prices of $16.74 per share. The determination of the fair value of the options granted during the three months ended March 31, 2021 was estimated at the date of grant using a Black-Scholes option pricing model with the following assumptions:

	2021	2020
Risk-free interest rate	0.64% - 1.12%	1.57% - 1.73%
Dividend yield	—%	—%
Volatility factor of the expected market price of the Company’s common stock	41.56% - 41.62%	39.44% - 39.93%
Expected life of option	5.5 years	6.9 years

The weighted average grant-date fair value of the options granted during the three months ended March 31, 2021 was $6.52 per option.

As of March 31, 2021, there was approximately $41,744 of total unrecognized compensation costs related to stock options. These costs are expected to be recognized over a weighted average period of 3.2 years. At March 31, 2021, an aggregate of 8,040,902 shares were authorized for future grants under the Company’s 2020 Plan.

The Company included stock compensation expense related to all of the Company’s stock option awards in various expense categories for the for the three months ended March 31, 2021 and 2020, as follows:

	2021	2020
Cost of subscription, transaction and other revenue	$443	$33
Research and development	1,223	100
Sales and marketing	1,333	74
General and administrative	5,827	274
	$8,826	$481

Restricted Stock Units

In connection with the Business Combination, and authorized as part of the 2020 Plan, the Company may issue RSUs to certain employees and nonemployee board members. During the three months ended March 31, 2021, the Company granted an aggregate of 836,208 RSUs with a weighted grant-date fair value of $16.80 per unit in connection with the First Earnout and the Second Earnout (the “Earnout RSUs”), as further discussed in. The fair value of the RSUs was estimated based upon the market closing price of the Company’s common stock on the date of grant. The Earnout RSUs vest over the requisite service period, which range between 1 month and 4 years from the date of grant, subject to the continued employment of the employees and services of the nonemployee board members.

As of March 31, 2021, the total unamortized stock-based compensation expense related to the unvested RSUs was $12,415, which the Company expects to amortize over a weighted-average period of 2.7 years.

Defined Contribution Benefit Plan

The Company sponsors a 401(k) defined contribution benefit plan. Participation in the plan is available to substantially all employees. Company contributions to the plan are discretionary. The Company generally makes matching contributions of one-half of the first 6% of employee contributions, which totaled $497 and $352 for the three months ended March 31, 2021 and 2020, respectively, and are subject to vesting requirements based on four years of continuing employment.

9.	Incentive Compensation Plans

Incentive Compensation Plans

The Company adopted the 2003 Stock Incentive Plan, as amended and reapproved (together, the “2003 Plan”). The 2003 Plan provides for the granting of stock-based awards, including options and restricted stock to its employees, directors, advisers and consultants. The Board of Directors of the Company administers the 2003 Plan, awards grants and determines the terms of such grants at its discretion.

In 2014, the 2003 Plan expired and the Company adopted the 2014 Incentive Compensation Plan (the “2014 Plan”). The Board of Directors of the Company shall administer the 2014 Plan until such time as an underwriting agreement is executed and priced in connection with an initial public offering of the common stock of the Company (Underwriting Date). Effective on the Underwriting Date, a committee of independent directors shall have the exclusive authority to administer the 2014 Plan, and the number and/or value of the awards granted and/or exercisable become subject to certain limitations. Additionally, upon a change of control, vesting and exercisability of the awards may be accelerated, subject to certain restrictions.

The 2014 Plan specifies three separate equity incentive programs - a Discretionary Grant Program for stock options or tandem stock appreciation rights; a Stock Issuance Program which allows for restricted stock awards or restricted stock units; and an Incentive Bonus Program for performance unit awards and special cash incentives.

The Discretionary Grant Program, under which eligible persons may be granted options to purchase shares of Common Stock or stock appreciation rights tied to the value of such Common Stock, includes incentive options that may only be granted to employees. The aggregate fair market value of the shares of common stock (determined as of the grant date) that may for the first time become exercisable during any one calendar year shall not exceed $100,000. If any Employee to whom an Incentive Option is granted is a 10% Stockholder, then the exercise price per share shall not be less than 110% of the Fair Market Value per share of Common Stock on the option grant date, and the option term shall not exceed 5 years measured from the option grant date. The Company granted incentive stock options under the 2014 Plan during 2019 and 2020.

There were no awards granted in 2019 or 2020 pursuant to the Stock Issuance Program or the Incentive Bonus Program.

The stock issuable under the 2014 Plan shall be shares of authorized but unissued or reacquired Common Stock, including treasury shares and shares repurchased by the Company on the open market. The number of shares of Common Stock reserved for issuance over the term of the Plan was initially limited to 2,646,731 shares, but was subsequently increased over the years based on approval by the Board of Directors. As of January 1, 2019, an aggregate total of 9,296,736 shares were available for issuance. During 2019, the Board of Directors of the Company increased the authorized shares to be issued pursuant to the 2014 Plan by an additional 1,445,653 shares, to a total of 10,742,389 shares which were subsequently approved by shareholders. On February 5, 2020, the Board of Directors of the Company increased the authorized shares to be issued pursuant to the 2014 Plan by an additional 3,614,133 shares, for a total of 14,356,522 shares. An increase of an additional 1,445,653 shares were authorized to be issued on May 12, 2020, for a total of 15,802,175 shares.

The number of shares of Common Stock available for issuance under the 2014 Plan shall automatically increase in connection with any public offering of new shares of Common Stock following the Underwriting Date by an amount equal to four percent (4%) of the total number of shares of Common Stock issued in connection with such offering. The maximum number of shares of Common Stock that may be issued pursuant to Incentive Options granted under the 2014 Plan shall not exceed the maximum approved shares. Such share limitation shall automatically be increased on the first trading day in January each calendar year by the number of shares of Common Stock added to the share reserve on that day.

Shares of Common Stock subject to outstanding awards made under the 2014 Plan shall be available for subsequent issuance under the 2014 Plan to the extent those awards are forfeited or cancelled for any reason prior to the issuance of the shares of Common Stock subject to those awards. Such shares shall be added back to the number of shares of Common Stock reserved for award and issuance under the Plan.

Stock Options

In accordance with FASB ASC Topic 718, the Company uses the Black-Scholes option pricing model to determine the fair market value of the stock options on the grant dates for all share awards. The Black-Scholes option pricing model requires the use of highly subjective and complex assumptions to determine the fair market value of stock-based awards, including the deemed fair market value of the underlying common stock on the date of grant and the expected volatility of the stock over the expected term of the related grants. The value of the award is recognized as expense over the requisite service periods on a straight-line basis in the Company’s Statements of Operations and Comprehensive Loss, and reduced for estimated forfeitures as applicable. FASB ASC Topic 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Stock option awards typically vest over two to four years and have a maximum term of ten years.

On April 16, 2020, as a result of the Covid-19 pandemic, the Company reduced the annual base salary of substantially all employees as a cost saving measure, which was expected to be in place through early 2021. The Board of Directors of the Company approved a grant of 1,822,318 stock options under the 2014 Plan to all employees who were subject to the salary reduction, at an exercise price of $2.18 per share, which was the estimated fair value of the common stock during the second quarter of 2020. The options vested 25% on the six month anniversary of the grant date, over a two year term. In August 2020, the Company provided eligible employees the opportunity to reinstate their annual base salary paid prior to the April 16, 2020 reduction of base salary, which reinstatement will be effective retroactively to August 1, 2020 (the “Early Salary Reinstatement”), and as a condition to the Early Salary Reinstatement, forfeit 50% of the stock options that were granted on May 12, 2020, on a pro rata basis across all vesting periods over the original two year vesting term. Employees electing such Early Salary Reinstatement forfeited 693,227 options during the third quarter of 2020. This was accounted for as a modification pursuant to ASC 718, and the impact was not material to the accompanying financial statements.

A summary of the stock option activity during each period and related options outstanding and exercisable from both the 2003 Plan and 2014 Plan, as retroactively adjusted (refer to Note 1) are as follows:

	Shares	Weighted- Average Exercise Price	Remaining Contractual Life (Years)
Options outstanding, December 31, 2018	1,742,018	$10.64	6.4
Retroactive application of reverse recapitalization (Note 1)	10,849,752	(9.17)
Adjusted options outstanding, December 31, 2018	12,591,770	$1.47	6.4
Granted	1,770,289	3.32
Exercised	(1,467,432)	0.77
Forfeited	(1,241,216)	2.36
Options, outstanding, December 31, 2019	11,653,411	$1.75	5.3
Granted	8,818,051	3.36
Exercised	(1,339,607)	0.98
Forfeited	(2,961,117)	2.58
Options outstanding, December 31, 2020	16,170,738	$2.69	6.9
Options vested and expected to vest, December 31, 2020	15,222,396	$2.53	6.8
Options exercisable, December 31, 2020	8,226,613	$1.69	5.0

The determination of the fair value of the options was estimated at the date of grant using a Black-Scholes option pricing model with the following assumptions:

	2020	2019	2018
Risk-free interest rate	0.4% - 1.6%	1.7% - 2.6%	2.7% - 3.1%
Dividend yield	0.0%	0.0%	0.0%
Volatility factor of the expected market price of the Company’s common stock	39% - 45%	38% - 40%	34% - 42%
Expected life of option	6.9 years	6.9 years	7.1 years

The weighted average grant-date fair value of the options granted in 2020, 2019 and 2018 was $1.47, $1.45 and $1.06 per share, respectively. The total intrinsic values of options exercised during the years ended December 31, 2020, 2019 and 2018 was $7,844, $3,427 and $611, respectively. Cash received from options exercised for the years ended December 31, 2020, 2019 and 2018 was $1,308, $1,127 and $126, respectively.

As of December 31, 2020, there was approximately $10,931 of total unrecognized compensation costs related to stock options. These costs are expected to be recognized over a weighted average period of 2.84 years. At December 31, 2020, an aggregate of 455,670 shares were authorized for future grants under the Company’s 2014 stock option plan.

The Company included stock compensation expense related to all of the Company’s stock option awards in various expense categories for the years ended December 31, 2020, 2019 and 2018 as follows:

	2020	2019	2018
Cost of subscription, transaction and other revenue	$263	$133	$114
Research and development	697	384	239
Sales and marketing	465	296	347
General and administrative	1,638	1,301	1,096
	$3,063	$2,114	$1,796

Defined Contribution Benefit Plan

The Company sponsors a 401(k) defined contribution benefit plan. Participation in the plan is available to substantially all employees. Company contributions to the plan are discretionary. The Company generally makes matching contributions of one-half of the first 6% of employee contributions, which totaled $378, $1,250, and $998 for the years ended December 31, 2020, 2019 and 2018, respectively, and are subject to vesting requirements over four years contingent upon continuing employment.